Shareholders' Equity - Additional Information (Detail)								1 Months Ended	3 Months Ended																12 Months Ended
	Jul. 01, 2021 USD ($)	May 27, 2021 $ / shares	Jun. 17, 2020 $ / shares	May 31, 2019 $ / shares	Mar. 27, 2019 $ / shares	May 31, 2018 $ / shares	Jan. 22, 2007	Oct. 31, 2016	Mar. 31, 2022 $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2021 $ / shares	Jun. 30, 2021 $ / shares	Mar. 31, 2021 $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2020 $ / shares	Jun. 30, 2020 $ / shares	Mar. 31, 2020 $ / shares	Dec. 31, 2019 USD ($) $ / shares	Sep. 30, 2019 $ / shares	Jun. 30, 2019 $ / shares	Mar. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Sep. 30, 2018 $ / shares	Jun. 30, 2018 $ / shares	Dec. 31, 2021 USD ($) Bond $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2007	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2020 € / shares	May 20, 2012	May 20, 2011	May 20, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Authorized share capital | €																														€ 1,810,000,000
Common stock, shares authorized										1,200,000,000				1,200,000,000											1,200,000,000	1,200,000,000				1,200,000,000
Preference stock, shares authorized										540,000,000				540,000,000											540,000,000	540,000,000				540,000,000
Common stock, nominal value | € / shares																														€ 1.04	€ 1.04
Common stock, shares issued										911,276,920				911,239,420											911,276,920	911,239,420				911,276,920
Common stock, shares outstanding										906,518,057				905,415,002											906,518,057	905,415,002				906,518,057
Shares issued as a percentage of par value of the preference shares to be issued							25.00%
Preference shares outstanding maximum period																													2 years
Expiration period of options after date of grant, in years							10 years
Expiration extended period of options after date of grant,in years								10 years
Preference share issued										0				0											0	0				0
Company owned treasury stock										4,758,863				5,824,418											4,758,863	5,824,418				4,758,863
Transfer of treasury shares to employees under the Company's share based remuneration programs										67,933,213															67,933,213					67,933,213
Transfer of treasury shares to employees under the Company's share based remuneration during the year																									7,448,615
Total intrinsic value of options exercised | $										$ 2,000,000				$ 2,000,000				$ 1,000,000							$ 2,000,000	$ 2,000,000	$ 1,000,000
Total intrinsic value of options outstanding | $										1,000,000				2,000,000											1,000,000	2,000,000
Fair value of shares vested | $																									181,000,000	141,000,000	114,000,000
Compensation cost, excluding payroll tax and social contribution, capitalized as part of inventory | $										9,000,000				$ 6,000,000				$ 6,000,000							9,000,000	6,000,000	6,000,000
Total unrecognized compensation cost related to the grant of unvested shares | $										$ 214,000,000															$ 214,000,000
Employee service share-based compensation, unvested awards, total compensation cost not yet recognized, period for recognition																									9 months
Deferred income tax benefit relating to unvested share based compensation expense | $																									$ 14,000,000	10,000,000	9,000,000
Dividends, per share | $ / shares		$ 0.24	$ 0.168	$ 0.24		$ 0.24				$ 0.06	$ 0.06	$ 0.06	$ 0.042	$ 0.042	$ 0.042	$ 0.042	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.06
Dividends payable to stockholders | $										$ 55,000,000				$ 42,000,000											55,000,000	42,000,000
Scenario, Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends, per share | $ / shares									$ 0.06
Dividend Distribution First Installment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend paid | $																									54,000,000	37,000,000	53,000,000	$ 54,000,000
Dividend Distribution Second Installment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend paid | $																									55,000,000	38,000,000	53,000,000	54,000,000
Dividend Distribution Third Installment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend paid | $																									54,000,000	34,000,000	48,000,000	$ 48,000,000
Dividend Distribution of Last Installment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend paid | $																									38,000,000	53,000,000	54,000,000
Dividends payable to stockholders | $										$ 55,000,000															55,000,000
Dividend Distribution Remaining Portion of Third Installment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend paid | $																									$ 4,000,000	$ 6,000,000	$ 6,000,000
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year																									7,448,615
Vesting period of awards																									3 years
Vesting schedule for Supervisory Board																									one third of the total number of awards granted
Supervisory Board 2012 Plan [Member] | Supervisory Board [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards are granted at the nominal value of the share | € / shares																														€ 1.04
Vesting period of awards																									3 years
Vesting schedule for Supervisory Board																									one third every year
Employee Plan 2009 [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sub plan for employees of Company's European subsidiaries for statutory payroll tax purposes nonvested shares vested over requisite service period																																32.00%	32.00%	36.00%
Employee Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan | $ / shares					$ 22.78
Employee Plan 2018 [Member] | Performance Conditions [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares to vest					100.00%
Employee Plan 2018 [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year																									2,710,450
2019 CEO Special Bonus [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year																									11,654
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan | $ / shares																									$ 14.97
Employee Plan 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan | $ / shares																									$ 19.28
Employee Plan 2019 [Member] | Performance Conditions [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares to vest																									66.67%
Employee Plan 2019 [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year																									2,172,659
2020 CEO Special Bonus [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year																									5,333
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan | $ / shares																									$ 26.64
Employee Plan 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan | $ / shares																									$ 30.17
Employee Plan 2020 [Member] | Performance Conditions [Member] | Share-based Payment Arrangement, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares to vest																									100.00%
Employee Plan 2020 [Member] | Performance Conditions [Member] | Share-based Payment Arrangement, Tranche Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares to vest																									100.00%
Employee Plan 2020 [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year																									2,547,419
Employee Plan 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan | $ / shares																									$ 39.20
Options expected to vest, options (in shares)										3,063,585															3,063,585					3,063,585
Employee Plan 2021 [Member] | Performance Conditions [Member] | Share-based Payment Arrangement, Tranche Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares to vest																									66.67%
Employee Plan 2021 [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year																									1,100
Senior Unsecured Convertible Bonds [Member] | Tranche B [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Company owned treasury stock										5,800,000															5,800,000					5,800,000
Debt instrument, convertible, number of debt instruments | Bond																									3,750
Debt instrument, convertible, number of instruments converted | Bond																									1,238
Senior Unsecured Convertible Bonds [Member] | Tranche A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Company owned treasury stock														11,400,000												11,400,000
Share Buy-Back Program Launched on November 5, 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares authorized to repurchase										8,300,000															8,300,000					8,300,000
Stock repurchase program, remaining authorized repurchase amount | $										$ 313,000,000															$ 313,000,000
Share Buy-Back Program Launched on July 1, 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares authorized to repurchase										3,900,000															3,900,000					3,900,000
Stock repurchase program, remaining authorized repurchase amount | $	$ 1,040,000,000									$ 172,000,000															$ 172,000,000
Period of buy-back program	3 years